Unaudited Condensed Consolidated Statements of Changes in Shareholders' Deficit - USD ($)	Total	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	One Energy Enterprises Inc [Member]	One Energy Enterprises Inc [Member] Additional Paid-in Capital [Member]	One Energy Enterprises Inc [Member] Accumulated Deficit [Member]	One Energy Enterprises Inc [Member] Noncontrolling Interest [Member]	Class A [Member]	Class A [Member] Ordinary Shares [Member]	Class A [Member] One Energy Enterprises Inc [Member]	Class A [Member] One Energy Enterprises Inc [Member] Ordinary Shares [Member]	Class B [Member] Ordinary Shares [Member]	Class B [Member] One Energy Enterprises Inc [Member]	Class B [Member] One Energy Enterprises Inc [Member] Ordinary Shares [Member]
Balance at Dec. 31, 2021	$ (24,239,133)	$ 0	$ (24,239,996)						$ 0			$ 863
Balance at Dec. 31, 2021				$ 31,327,389	$ 91,363,206	$ (78,082,817)	$ 18,046,964				$ 21			$ 15
Balance (in Shares) at Dec. 31, 2021									0		211,400	8,625,000		150,700
Forfeiture of Class B ordinary shares		4										$ (4)
Forfeiture of Class B ordinary shares (in Shares)												(40,000)
Issuance of Class B ordinary shares to Sponsor (in Shares)												40,000
Issuance of Class B ordinary shares to Sponsor	116	112								$ 0		$ 4	$ 0
Increase in redemption value of Class A ordinary shares subject to possible redemption	(4,891,153)	(116)	(4,891,037)
Capital distributions				(179,442)			(179,442)
Conversion of debt into Class A common stock (in Shares)										150,700			0
Stock based compensation										$ 0			$ 0
Issuance of warrants				103,517	103,517
Net (loss) income	14,219,606		14,219,606	(14,273,031)		(16,045,536)	1,772,505
Balance at Dec. 31, 2022				16,978,433	91,466,723	(94,128,353)	19,640,027				$ 21			$ 15
Balance at Dec. 31, 2022	(14,910,564)	0	(14,911,427)	(2,661,594)					$ 0			$ 863
Balance (in Shares) at Dec. 31, 2022								34,500,000	0		211,400	8,625,000		150,700
Issuance of Class B ordinary shares to Sponsor										$ 0			$ 0
Increase in redemption value of Class A ordinary shares subject to possible redemption	(3,713,581)		(3,713,581)
Capital distributions				(48,820)			(48,820)
Conversion of debt into Class A common stock (in Shares)										150,700			0
Stock based compensation				1,912,647	1,912,647					$ 17,310			$ 0
Net (loss) income	4,910,691		4,910,691	(4,731,432)		383,716	(5,115,148)
Balance at Mar. 31, 2023				14,110,828	93,379,370	(93,744,637)	14,476,059				$ 21			$ 15
Balance at Mar. 31, 2023	(13,713,454)	0	(13,714,317)						$ 0			$ 863
Balance (in Shares) at Mar. 31, 2023									0		211,400	8,625,000		150,700
Balance at Dec. 31, 2022	(14,910,564)	0	(14,911,427)	(2,661,594)					$ 0			$ 863
Balance at Dec. 31, 2022				16,978,433	91,466,723	(94,128,353)	19,640,027				$ 21			$ 15
Balance (in Shares) at Dec. 31, 2022								34,500,000	0		211,400	8,625,000		150,700
Issuance of Class B ordinary shares to Sponsor										$ 46,935			$ 0
Increase in redemption value of Class A ordinary shares subject to possible redemption	(9,532,958)		(9,532,958)
Fair value of transferred Class B ordinary shares (loan and transfer agreement)	173,461	173,461
Capital contributions – debt forgiveness				3,704,083	3,704,083
Capital distributions				(153,315)			(153,315)
Conversion of debt into Class A common stock (in Shares)										150,700	33,526		0
Conversion of debt into Class A common stock				12,666,126	12,666,123						$ 3
Conversion of accrued interest into Class A common stock (in Shares)											5,961
Conversion of accrued interest into Class A common stock				2,252,445	2,252,444						$ 1
Series A preferred stock dividends, $21.01 per Series A preferred stock				(985,915)	(985,915)
Exercise of warrants											4,300
Stock based compensation				3,611,935	3,611,935					$ 36,680			$ 0
Net (loss) income	12,848,246		12,848,246	(20,180,601)		(15,317,475)	(4,863,126)
Balance at Dec. 31, 2023				17,893,191	112,715,393	(109,445,828)	14,623,586				$ 25			$ 15
Balance at Dec. 31, 2023	(11,421,815)	173,461	(11,596,139)	3,269,605					$ 0			$ 863
Balance (in Shares) at Dec. 31, 2023								17,264,702	0		255,187	8,625,000		150,700
Issuance of Class B ordinary shares to Sponsor										$ 49,840			$ 0
Increase in redemption value of Class A ordinary shares subject to possible redemption	(2,270,250)	(211,768)	(2,058,482)
Fair value of transferred Class B ordinary shares (loan and transfer agreement)	38,307	38,307
Capital distributions				(13,096)			(13,096)
Conversion of debt into Class A common stock (in Shares)										150,700			0
Series A preferred stock dividends, $21.01 per Series A preferred stock				(514,793)	(514,793)
Stock based compensation				562,310	562,310					$ 36,680			$ 0
Net (loss) income	982,585		982,585	(9,002,222)		(6,034,877)	(2,967,345)
Balance at Mar. 31, 2024				8,925,390	$ 112,762,910	$ 115,480,705	$ 11,643,145				$ 25			$ 15
Balance at Mar. 31, 2024	$ (12,671,173)	$ 0	$ (12,672,036)	$ (2,717,755)					$ 0			$ 863
Balance (in Shares) at Mar. 31, 2024								17,264,702	0		255,187	8,625,000		150,700